Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Cash flows from operating activities:
Net income	$ 848,670	$ 6,628,881	$ 6,818,599	$ 10,349,595
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	17,277	134,951	222,173	253,063
Amortization of intangible assets	705,958	5,514,165	6,160,391	5,996,618
Amortization of right-of-use assets and interest of lease liabilities	209,080	1,633,106	1,695,259	1,700,859
Realized loss on disposal of financial assets at fair value	1,008	7,874		16,120
Change in fair value on financial assets at fair value	268	2,091	1,157,650	660,325
Allowance for credit losses	127,773	998,020	497,099
Deferred tax expense	19,739	154,186	158,490	431,630
Changes in operating assets and liabilities:
Accounts receivable	(312,912)	(2,444,125)	(949,239)	(436,514)
Prepaid expenses and other current assets	(4,990)	(38,978)	520,618	(72,146)
Long term deposit	6,031	47,104		(479,076)
Accrued expenses and other current liabilities	(7,935)	(61,981)	(75,232)	666,788
Contract liabilities	53,837	420,517	(1,275,002)	(4,679,419)
Tax payable	(1,521)	(11,877)	229,355	(8,090)
Operating lease liabilities	(212,412)	(1,659,126)	(1,663,674)	(1,665,000)
Net cash provided by operating activities	1,449,871	11,324,808	13,496,487	12,734,753
Cash flows from investing activities:
Purchase of property and equipment	(6,165)	(48,157)	(41,721)	(267,010)
Costs to obtain and develop software	(930,866)	(7,270,898)	(5,993,675)	(6,959,773)
Purchase of intangible asset			(1,999)	(40,000)
Purchase of investment at fair value			(156,000)	(5,950,000)
Disposals of investment at fair value	209,107	1,633,315	4,068,302	1,870,086
Net cash used in investing activities	(727,924)	(5,685,740)	(2,125,093)	(11,346,697)
Cash flows from financing activities:
Advance from or repayment to related parties			6,117,332	(13,003,024)
Repayment to a related party			(3,900)
Dividend paid	(682,279)	(5,329,213)	(10,000,000)
Deferred IPO costs	(238,696)	(1,864,434)	(3,119,900)
Proceeds from bank borrowings				3,847,150
Repayment of bank borrowings	(472,883)	(3,693,642)	(2,396,598)	(1,485,212)
Net cash used in financing activities	(1,393,858)	(10,887,289)	(9,403,066)	(10,641,086)
Effect of exchange rate changes on cash	(651)	(5,092)	13,820	545
Net (decrease) increase in cash	(672,562)	(5,253,313)	1,982,148	(9,252,485)
Cash, beginning of year	1,544,474	12,063,731	10,081,583	19,334,068
Cash, end of year	871,912	6,810,418	12,063,731	10,081,583
Supplemental disclosure information:
Cash paid for income tax				9,905
Cash paid for interest	61,916	483,623	451,403	480,403
Supplemental non-cash in investing and financing activities:
Operating lease right-of-use assets, obtained in exchange for operating lease obligations	361,595	2,824,383	3,194,319
Dividend payable which was settled by netting off against the outstanding amounts due from related parties			$ 18,114,311